Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Inventories - Schedule Of Inventories
Inventory recognized as an expense	$ 0	$ 93
Write down of inventory	0	69
Inventory pledged as security	$ 0	$ 435